Stock Options (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 102,504	$ 762,374	$ 286,248
Unamortized cost of outstanding stock-based awards		$ 801,000
Weighted average remaining vesting period		2 years
Number of stock options outstanding, shares	2,820,489	2,820,489	907,500	632,500
Options outstanding, intrinsic value	$ 3,050,000	$ 2,560,000
Number of option issued to purchase common stock		2,263,821	277,500
Exercise price, option granted
Stock option vesting period	1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		1,718,262	1,375,000
Stock option expiration years		10 years	10 years
Stock option vesting period		24 months
Stock option, volatility rate			76.26%
Stock option, discount rate			2.19%
Stock option, expected dividend rate		0.00%	0.00%
Stock option, expected term		6 years	5 years
Fair value of stock option grants		$ 1,045,000	$ 233,000
Amortization of stock option		$ 305,000
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 0.50
Stock option vesting period			0 months
Stock option, volatility rate		126.34%
Stock option, discount rate		1.60%
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 2.79
Stock option vesting period			36 months
Stock option, volatility rate		131.33%
Stock option, discount rate		2.45%
Seven Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		545,559
Stock option expiration years		10 years
Stock option vesting period		24 months
Stock option, expected dividend rate		0.00%
Stock option, expected term		10 years
Fair value of stock option grants		$ 830,000
Seven Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 0.50
Stock option, volatility rate		126.34%
Stock option, discount rate		1.36%
Seven Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 2.34
Stock option, volatility rate		129.31%
Stock option, discount rate		2.40%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		545,559
Fair value of stock option grants		$ 183,450
Amortization of stock option		$ 136,473
Five Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock			140,000
Stock option vesting period			36 months
Stock option, discount rate			2.17%
Stock option, expected dividend rate			0.00%
Stock option, expected term			5 years
Fair value of stock option grants			$ 131,000
Number of stock options vested during the period			70,000
Five Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration years			3 years
Stock option, volatility rate			76.26%
Five Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration years			10 years
Stock option, volatility rate			107.51%